Amount Due from / to Related Parties and Shareholders - Schedule of Compensation of Key Management Personnel of the Group (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Compensation of Key Management Personnel of the Group [Abstract]
Short term employee benefits	$ 1,464,497	$ 1,352,815
Post-employment pension and medical benefits	69,786	23,071
Total compensation of key management personnel of the Group	$ 1,534,283	$ 1,375,886